REVERSE STOCK SPLIT	6 Months Ended
Jun. 30, 2015
Reverse Stock Split [Abstract]
Reverse Stock Split [Text Block]

NOTE 1A – REVERSE STOCK SPLIT

Effective in the market on July 2, 2015, the Company filed an amendment to its Articles of Incorporation and effected a 50-for-1 reverse stock split of its issued and outstanding shares of common stock, $0.0001 par value, whereby 250,666,631 outstanding shares of the Company’s common stock were exchanged for 5,013,366 shares of the Company's common stock. All per share amounts and number of shares in the consolidated financial statements and related notes have been retroactively restated to reflect the reverse stock split.